UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)(Zip code)

MP 63 Fund Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE MP63 FUND, INC.

Ticker: DRIPX

ANNUAL REPORT

February 28, 2022

THE MP63 FUND, INC.

SHAREHOLDER LETTER

FEBRUARY 28, 2022 (UNAUDITED)

Dear Fellow Shareholders,

Your Fund continues to follow the investing guidelines that were established at its inception in March 1999: At least 80% of our assets are invested in what we consider to be high-quality companies that pay dividends and offer the option to invest directly through the company-sponsored Dividend Reinvestment Plan (DRIP).  As portfolio managers, we make an effort to minimize fund expenses and we are mindful of the effect of capital gains on your taxable income.

While we recognize the danger of giving too much heed to short-term results, we are happy to report the Fund’s Gold Medal and Morningstar® overall 4-Star ranking. As we write this, the market is 8.4% from its historic highs reached on January 4th, about two years after the Covid-19-related stock market sharp decline, when Fund assets dropped to $51,834,604. As of April 11th, our assets have rebounded to more than $98 million. This is at least in part due to our having funds available to buy into that market decline. And that’s because of the disciplined investing style of many DRIPX Fund shareholders!

Our shareholders continue to display the good judgment and discipline that has been the hallmark of the Fund’s success over the years. While many mutual funds are selling shares to satisfy redemption requests, your fund has had net inflow during the period.

The best performing stocks in the portfolio during the fiscal year were: Costco Wholesale Corp. (COST), with a cumulative return (including dividends) of 57.62%, Chevron Corp (CVX): 48.10%, Exxon Mobil Corp. (XOM): 46.78%, Pfizer Inc. (PFE): 44.33%, AbbVie Inc. (ABBV): 43.06% and Archer-Daniels Midland Co. (ADM): 40.00%.

The worst performing stocks in the portfolio during the period were: VF Corp. (VFC), with a cumulative loss (including dividends) of 26.66%, The Walt Disney Co. (DIS), with a loss of 23.86%, Intel Corp. (INTC), with a loss of 22.07%, Starbucks Corp. (SBUX), with a loss of 12.60%, Stanley Black & Decker Inc. (SWK), with a loss of 8.55% and The Boeing Company (BA), with a cumulative loss (including dividends) of 8.49%.

Given that Fund assets were relatively small during the period from 3/1/2021 and 2/28/22, our expense ratio of 0.63% was remarkably low compared with other similarly managed funds (according to Morningstar®, the average Large-Cap No-Load fund had an Expense Ratio of 0.82%). As assets grow, the Expense Ratio will decline and if assets were to decline, the ratio would go up. During the 12-month period ending December 31st, 2021, the fund experienced a total return of 20.48%, compared with 28.68% for the S&P 500 Index and 25.12% for the Russell 1000 Value Index.

We are comfortable with our approach to building wealth over the long term and thank you for your confidence and, again, we congratulate you for the restraint you have shown during market sell-offs.

Vita Nelson          and         Mario Medina

April 11th, 2022

Past performance is not a guarantee of future results. Must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for complete holdings information.

Annual Report | 1

THE MP63 FUND, INC.

PERFORMANCE ILLUSTRATION

FEBRUARY 28, 2022 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDING FEBRUARY 28, 2022

	1 Year	5 Year	10 Year	Annualized Since Inception	Cumulative Since Inception	Ending Value
The MP63 Fund, Inc.	12.98%	11.20%	12.26%	7.30%	405.95%	$ 50,595
S&P 500 Index	16.37%	15.15%	14.57%	7.65%	444.36%	$ 54,436
iShares Russell 1000 Value ETF	14.79%	9.27%	11.54%	7.41%	374.59%	$ 47,459

$60,000
$55,000
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Feb-99
Aug-99
Feb-00
Aug-00
Feb-01
Aug-01
Feb-02
Aug-02
Feb-03
Aug-03
Feb-04
Aug-04
Feb-05
Aug-05
Feb-06
Aug-06
Feb-07
Aug-07
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Feb-09
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Feb-22
The MP 63 Fund, Inc.
S&P 500 Index
iShares Russell 1000 Value ETF

This chart assumes an initial investment of $10,000 made on the closing of February 28, 1999. Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The iShares Russell 1000 Value ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

The performance information shown represents past performance and should not be interpreted as indicative of The MP63 Fund, Inc.'s future performance. The performance also reflects reinvestment of all dividend and capital gain distributions. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Annual Report | 2

THE MP63 FUND, INC.

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the schedule of investments.

Sectors are categorized using Morningstar® classifications.

Annual Report | 3

THE MP63 FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2022

Shares		Fair Value

COMMON STOCKS (United States) - 96.35%

Aerospace/Aircrafts/Defense - 3.95%
5,525	The Boeing Co. *	$ 1,134,504
26,688	Raytheon Technologies Corp.	2,740,858
		3,875,362
Auto Parts - Retail/Wholesale - 1.41%
11,352	Genuine Parts Co.	1,386,760

Banks - 5.17%
42,257	Bank of America Corp.	1,867,759
23,619	Truist Financial Corp.	1,469,574
30,662	US Bancorp	1,733,629
		5,070,962
Beverages - 2.84%
22,986	The Coca-Cola Co.	1,430,649
8,294	PepsiCo, Inc.	1,358,060
		2,788,709
Biological Products - 0.35%
5,620	Gilead Sciences, Inc.	339,448

Cable & Other Pay Television Services - 1.50%
31,555	Comcast Corp., Class A	1,475,512

Chemicals - Diversified - 1.84%
21,366	RPM International, Inc.	1,806,923

Commercial Services - 1.34%
7,462	Ecolab, Inc.	1,315,252

Communication Equipment - 2.00%
11,427	Qualcomm, Inc.	1,965,330

Consumer, Durable & Apparel - 0.18%
1,723	Sony Group Corp. ADR	176,659

Containers - Paper/Plastic - 1.26%
106,261	Amcor PLC (Jersey)	1,235,815

Cosmetics & Personal Care - 1.10%
14,050	Colgate-Palmolive Co.	1,081,148

Diversified Operations - 2.84%
7,014	3M Co.	1,042,631
43,037	Corning, Inc.	1,738,695
		2,781,326

The accompanying notes are an integral part of these financial statements.

Annual Report | 4

THE MP63 FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022

Shares		Fair Value

Electronic Equipment - 2.14%
11,723	Carrier Global Corp.	$ 526,128
16,932	Emerson Electric Co.	1,573,321
		2,099,449
Electronic - Semiconductors - 1.64%
33,670	Intel Corp.	1,606,059

Financial Services - 2.76%
4,648	American Express Co.	904,222
15,130	Paychex, Inc.	1,801,378
		2,705,600
Food - Misc. Preparation - 5.23%
20,735	Archer Daniels-Midland Co.	1,626,661
33,037	Conagra Brands, Inc.	1,155,304
14,802	General Mills, Inc.	998,099
28,452	Hormel Foods Corp.	1,355,453
		5,135,517
General Household Products - 1.66%
10,039	Stanley Black & Decker, Inc.	1,633,345

Healthcare - 2.05%
8,920	AbbVie, Inc.	1,318,108
1,447	UnitedHealth Group, Inc.	688,584
		2,006,692
Insurance - Life/Property/Casual - 3.27%
22,996	AFLAC, Inc.	1,404,826
10,484	The Travelers Companies, Inc.	1,801,466
		3,206,292
Leisure Products - 1.16%
9,348	Polaris, Inc.	1,135,875

Leisure Services - 1.01%
6,654	The Walt Disney Co. *	987,853

Machinery - Const./Mining/Farming - 3.83%
9,439	Caterpillar, Inc.	1,770,568
5,518	Deere & Co.	1,986,590
		3,757,158
Machinery - Electrical Equipment - 3.82%
10,725	Dover Corp.	1,682,324
10,610	Johnson Controls International PLC (Ireland)	689,226
17,525	Tennant Co.	1,380,620
		3,752,170

The accompanying notes are an integral part of these financial statements.

Annual Report | 5

THE MP63 FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022

Shares		Fair Value

Manufacturing - 1.88%
8,541	Illinois Tool Works, Inc.	$ 1,847,760

Medical/Dental - Supplies - 2.07%
7,501	Becton Dickinson & Co.	2,034,871

Medical Instruments/Products - 1.42%
13,246	Medtronic PLC (Ireland)	1,390,698

Medical Drugs - 5.09%
13,647	Abbott Laboratories	1,646,101
10,800	Johnson & Johnson	1,777,356
11,987	Merck & Co., Inc.	917,964
13,861	Pfizer, Inc.	650,635
		4,992,056
National Commercial Banks - 1.24%
8,574	JPMorgan Chase & Co.	1,215,793

Paper & Paper Products - 1.52%
11,468	Kimberly Clark Corp.	1,492,560

Petroleum Refining - 1.67%
1,897	Chevron Corp.	273,168
17,367	Exxon Mobil Corp.	1,361,920
		1,635,088
Refuse Systems - 1.70%
11,517	Waste Management, Inc.	1,663,055

Retail - Catalog & Mail Order Houses - 0.79%
251	Amazon.com, Inc. *	770,886

Retail - Food & Restaurant - 1.99%
8,043	Starbucks Corp.	738,267
9,924	Yum! Brands, Inc.	1,216,484
		1,954,751
Retail - Variety Stores - 1.90%
3,582	Costco Wholesale Corp.	1,859,954

Retail/Wholesale - Building Products - 1.80%
5,592	The Home Depot, Inc.	1,766,121

Services - Computer Programming, Data Processing, Etc. - 1.80%
627	Alphabet, Inc. Class A *	1,693,615
350	Meta Platforms, Inc. Class A *	73,860
		1,767,475

The accompanying notes are an integral part of these financial statements.

Annual Report | 6

THE MP63 FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022

Shares		Fair Value

Services - Prepackaged Software - 2.24%
7,369	Microsoft Corp.	$ 2,201,784

Shoes & Related Apparel - 0.96%
6,928	Nike, Inc. Class B	946,018

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.83%
11,486	The Proctor & Gamble Co.	1,790,553

Telecommunications Services - 1.43%
30,320	AT&T, Inc.	718,281
3,450	Cisco Systems, Inc.	192,407
9,200	Verizon Communications, Inc.	493,764
		1,404,452
Textile - Apparel/Mill Products - 0.99%
16,721	VF Corp.	970,152

Transportation - Railroads - 2.14%
8,551	Union Pacific Corp.	2,103,118

Utility - Electric - 4.69%
5,089	Dominion Energy, Inc.	404,728
13,405	Duke Energy Corp.	1,345,996
31,091	MDU Resources Group, Inc.	832,306
25,821	NextEra Energy, Inc.	2,021,010
		4,604,040
Utility - Gas Distribution - 1.03%
16,280	National Fuel Gas Co.	1,013,267

Utility - Water - 1.82%
37,874	Essential Utilities, Inc.	1,784,244

TOTAL FOR COMMON STOCK (Cost $41,208,292) - 96.35%		94,533,912

LIMITED PARTNERSHIPS (United States) - 0.99%

Natural Gas Transmission - 0.63%
25,100	Enterprise Products Partners LP	612,942

Pipe Lines (No Natural Gas) - 0.36%
7,300	Magellan Midstream Partners LP	354,196

TOTAL FOR LIMITED PARTNERSHIPS (Cost $813,167) - 0.99%		967,138

REAL ESTATE INVESTMENT TRUST (United States) - 0.39%
2,800	Simon Property Group, Inc.	385,168
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $294,226) - 0.39%		385,168

The accompanying notes are an integral part of these financial statements.

Annual Report | 7

THE MP63 FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2022

Shares		Fair Value

MONEY MARKET FUND - 2.12%
2,084,229	Fidelity Investments Money Market Funds - Gov't Portfolio, Class I (Cost $2,084,229) 0.01%**	$ 2,084,229

	TOTAL INVESTMENTS - 99.85% (Cost $44,399,914) (Note 4)	97,970,447

	OTHER ASSETS LESS LIABILITIES - 0.15%	145,615

	NET ASSETS - 100.00%	$ 98,116,062

* Non-income producing securities during the year.

** Variable rate security; the money market rate shown represents the yield at February 28, 2022.

The accompanying notes are an integral part of these financial statements.

Annual Report | 8

THE MP63 FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2022

Assets
Investments at Fair Value (Cost $44,399,914)	$ 97,970,447
Cash	2,582
Receivables
Dividends and Interest	209,457
Shareholder Subscriptions	42,271
Portfolio Securities Sold	76,217
Prepaid Expenses	24,422
Total Assets	98,325,396
Liabilities
Payables
Shareholder Redemptions	7,350
Portfolio Securities Purchased	137,071
Other Accrued Expenses	22,644
Accrued Directors Fees (Note 3)	7,190
Accrued Administrative and Operating Services Fees (Note 3)	3,500
Accrued Administrative Fees (Note 3)	5,000
Accrued Advisor Fees (Note 3)	26,579
Total Liabilities	209,334

Net Assets	$ 98,116,062

Net Assets Consist of:
Capital Stock, $0.001 par value; 1 billion shares
authorized; 3,573,335 shares issued and outstanding	$ 3,573
Additional Paid in Capital	43,252,342
Distributable Earnings	54,860,147
Net Assets	$ 98,116,062

Net Asset Value and Offering Price ($98,116,062/3,573,335)	$ 27.46

Redemption Price Per Share ($27.46 x .99)*	$ 27.19

* The Fund will deduct a 1% redemption fee from redemption proceeds if purchased and redeemed within 6 months.

The accompanying notes are an integral part of these financial statements.

Annual Report | 9

THE MP63 FUND, INC.

STATEMENT OF OPERATIONS

For the year ended FEBRUARY 28, 2022

Investment Income:
Dividend Income	$ 2,043,939
Interest Income	180
Total Investment Income	2,044,119
Expenses:
Advisor fees (Note 3)	341,437
Administration fees (Note 3)	59,228
Legal fees	38,060
Administrative and Operating Services fees (Note 3)	42,149
Registration fees	38,656
Compliance fees (Note 3)	12,000
Custody fees	18,500
Audit fees	20,038
Printing and postage expense	17,207
Insurance expense	11,329
Miscellaneous expense	7,853
Director fees (Note 3)	8,001
Total Expenses	614,458

Net Investment Income	1,429,661

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	2,804,270
Change in Unrealized Appreciation on Investments	6,999,852
Net Realized and Unrealized Gain on Investments	9,804,122

Net Increase in Net Assets from Operations	$ 11,233,783

The accompanying notes are an integral part of these financial statements.

Annual Report | 10

THE MP63 FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	February 28, 2022	February 28, 2021
From Operations:
Net Investment Income	$ 1,429,661	$ 1,339,711
Realized Gain on Investments	2,804,270	1,416,462
Change in Unrealized Appreciation on Investments	6,999,852	12,716,902
Increase in Net Assets from Operations	11,233,783	15,473,075

From Distributions to Shareholders:
Distributions	(3,536,717)	(2,845,203)
Change in Net Assets from Distributions	(3,536,717)	(2,845,203)

From Capital Share Transactions
Proceeds From Sale of Shares	8,667,198	6,346,491
Shares Issued on Reinvestment of Dividends	3,452,774	2,764,115
Cost of Shares Redeemed
(net of redemption fees $1,607 and $3,006, respectively)	(7,299,514)	(6,002,182)
Net Increase from Shareholder Activity	4,820,458	3,108,424

Net Increase in Net Assets	12,517,524	15,736,296

Net Assets at Beginning of Year	85,598,538	69,862,242
Net Assets at End of Year	$ 98,116,062	$ 85,598,538

Share Transactions:
Issued	312,460	272,195
Reinvested	119,680	112,012
Redeemed	(259,152)	(261,810)
Net Increase in shares	172,988	122,397
Shares outstanding beginning of year	3,400,347	3,277,950
Shares outstanding end of year	3,573,335	3,400,347

The accompanying notes are an integral part of these financial statements.

Annual Report | 11

THE MP63 FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year:

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions and assume no redemption fees.

* Amount is less than $0.005

** Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 12

THE MP63 FUND, INC.

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2022

NOTE 1. ORGANIZATION

The MP63 Fund, Inc.  (the "Fund") is organized as a Maryland Corporation, incorporated on October 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended.  The Fund's business and affairs are managed by its officers under the direction of its Board of Directors (the “Board”).  The Fund's investment objective is to seek long-term capital appreciation for shareholders.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

A.

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at fair value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board.  Portfolio companies during this reporting period are all widely traded and pricing information is readily available.

Mutual Funds must utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

To the extent that valuation is based on models or inputs that are less observable or unobservable, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. However, the inputs or

Annual Report | 13

THE MP63 FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022

methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2022:

(Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$94,533,912	$ -	$ -	$94,533,912
Limited Partnerships	967,138	-	-	967,138
Real Estate Investment Trust	385,168	-	-	385,168
Money Market Fund	2,084,229	-	-	2,084,229
Total	$97,970,447	$ -	$ -	$97,970,447

The Fund did not hold any Level 3 assets during the year ended February 28, 2022. The Fund did not engage in any derivative transactions during the year ended February 28, 2022.

B.

Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date. Gains and losses on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

C.

Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the year ended February 28, 2022, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s open tax years or expected to be taken in the Fund’s 2022 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the year ended February 28, 2022, the Fund did not incur any interest or penalties.

D.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Annual Report | 14

THE MP63 FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022

E.

Cash – The Fund maintains cash at its custodian which, at times, may exceed United States federally insured limits. Financial instruments that potentially subject the Fund to credit risk include cash deposits in excess of federally insured limits.

F.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

G.

Share Valuation – The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share, except for shares redeemed within 6 months.

NOTE 3.  INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an investment advisory agreement (the "Agreement") with The Moneypaper Advisor, Inc. (the "Advisor").  Under this Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's investments.  As compensation for the services rendered, the Fund pays the Advisor a fee accrued daily based on an annualized rate of 0.35% of the daily net asset value.  For the year ended February 28, 2022, the Advisor earned fees of $341,437.  At February 28, 2022, the Fund owed the Advisor $26,579 for advisory fees.

The Advisor has voluntarily agreed to waive its fee and to reimburse the Fund for other expenses if the total operating expenses of the Fund exceed an annual rate of 1.25% of average daily net assets.  The Advisor did not waive any fees or reimburse the Fund during the year ended February 28, 2022.

The Fund has agreements in place with Mutual Shareholder Services ("MSS") to provide administrative, transfer agency, and fund accounting services.  Under these agreements, MSS is paid a fixed annual fee for accounting and administration services which increases incrementally at specified asset thresholds, plus blue sky servicing fees paid on a per filing basis.  For transfer agency services, MSS receives a fixed fee per account, subject to an annual minimum.  For the year ended February 28, 2022, the Fund paid MSS $59,228 for the services that it provided to the Fund, comprised of $42,000 in accounting and administrative services and $17,228 in transfer agency services.  At February 28, 2022, $5,000 was due to MSS for services provided.

The Fund entered into an Administrative and Operating Services Agreement with Moneypaper Publications LLC, the parent of the Advisor. Under this agreement, Moneypaper Publications LLC provides services to the Fund that are necessary for operation and not provided by other parties. These fund servicing expenses amounted to $42,149 for the year ended February 28, 2022.  At February 28, 2022, the Fund owed $3,500 for fund servicing expenses.

Annual Report | 15

THE MP63 FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022

Certain officers of the Advisor are also officers and a director of the Fund. The Fund currently pays each Independent Director an annual retainer of $2,000 for regular compensation.  The Fund currently does not pay special compensation to any Director.  Vita Nelson, as the Interested Director, does not receive any compensation from the Fund for her services as a Director. For the year ended February 28, 2022, the Fund incurred $8,001 in regular compensation director fees and expenses. The Fund pays the Chief Compliance Officer $12,000 annually.

NOTE 4. INVESTMENT TRANSACTIONS

For the year ended February 28, 2022, purchases and sales of securities, excluding short-term investments, aggregated $7,476,379 and $5,658,938, respectively.

NOTE 5.  TAX INFORMATION

Cumulative unrealized appreciation (depreciation) on a tax basis amounted to the following: Unrealized appreciation $54,041,408, Unrealized depreciation ($520,256), Net unrealized appreciation $53,521,152.

For Federal income tax purposes, the cost of investments owned at February 28, 2022 was $44,449,295. The difference between book and tax cost of investments represents the deferral of losses on wash sales and partnership basis adjustments.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary.  Permanent differences are reclassified among the components of net assets in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gain as ordinary income for tax purposes. Due to permanent book to tax differences the following adjustments have been made by management as of February 28, 2022.  Reclassifications have no effect on net assets, results of operations or net asset value per share of the Fund.

Paid In Capital	$ (92)
Distributable Earnings	$ 92

The permanent differences were mainly due to non-deductible partnership expenses.

As of February 28, 2022, the components of distributable earnings on a tax basis were as follows: Undistributed ordinary income $0, undistributed capital gains $1,338,995, unrealized appreciation $53,521,152, for a total distributable earnings of $54,860,147.

The tax character of distributions paid during the fiscal year ended February 28, 2022 was as follows:

Distributions paid from: Ordinary income $1,533,272, Long term capital gains $2,003,445.

Annual Report | 16

THE MP63 FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2022

The tax character of distributions paid during the fiscal year ended February 28, 2021 was as follows:

Distributions paid from: Ordinary income $1,347,680, Long term capital gains $1,497,523.

NOTE 6.  INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 7.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, sanctions, recessions and depressions, or other events could have a significant impact on the Fund and its investments, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

NOTE 8.  SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued.  Based upon this evaluation, the Fund has determined no subsequent events have occurred which would require adjustment to or disclosure in the financial statements.

Annual Report | 17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

The MP63 Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The MP63 Fund, Inc. (the “Fund”) as of February 28, 2022, the related statement of operations for the year then ended and the statements of changes in net assets, the related notes, and the financial highlights for each of the two years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, the results of its operations for the year then ended and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended February 29, 2020, and prior, were audited by other auditors whose report dated April 22, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

April 28, 2022

Annual Report | 18

THE MP63 FUND, INC.

EXPENSE ILLUSTRATION

FEBRUARY 28, 2022 (UNAUDITED)

Expense Example

As a shareholder of the MP63 Fund, you incur two types of costs: (1) transaction costs, including brokerage and other costs associated with portfolio purchases and sales, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; service provider fees and expenses and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2021 through February 28, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2021	February 28, 2022	September 1, 2021 to February 28, 2022

Actual	$1,000.00	$994.63	$3.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,021.77	$3.06

* Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 19

THE MP63 FUND, INC.

TRUSTEES & OFFICERS

FEBRUARY 28, 2022 (UNAUDITED)

The Board of Directors supervises the business activities of the Fund.  The names of the Directors and principal officers of the Fund are shown below.  For more information regarding the Directors, please refer to the Statement of Additional Information, which is available free upon request by calling 1-877-676-3386.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director

Disinterested Directors:

Gloria Schaffer Age: 90 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147	Director	Indefinite – since 1998	Partner, CA White (real estate development)	1	None
Susan Ryan Age: 71 241 Perkins Street, Unit A602 Jamaica Plain, MA 02130	Director	Indefinite – since March 2016	Vice President, C.A. White (real estate development and management company)	1	Board member, Shambhala USA and Shambhala Canadian, both religious non-profit organizations
Edward Shashoua Age: 62 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147	Director	Indefinite – since December 2016	Primary Care Internist, Newton-Wellesley Physicians; Owner/Trustee, Brandywine Development Co. (real estate development)	1	Director, Ischemix, Inc.
Daniel Mandell Age: 58 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147	Director	Indefinite – since December 2016	General Council and Vice President, DialogueDirect Inc.; Founding member, Carabello & Mandell (law firm)	1	DialogueDirect, Inc. - Director

Annual Report | 20

THE MP63 FUND, INC.

TRUSTEES & OFFICERS (CONTINUED)

FEBRUARY 28, 2022 (UNAUDITED)

The Board of Directors supervises the business activities of the Fund.  The names of the Directors and principal officers of the Fund are shown below.  For more information regarding the Directors, please refer to the Statement of Additional Information, which is available free upon request by calling 1-877-676-3386.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director

Interested Directors:

Vita Nelson 1,2 Age: 83 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147	Director, President	Indefinite – since 1998	President, Editor and Publisher of The Moneypaper, Inc. (newsletter)	1	Director, The Moneypaper Advisor, Inc.; Director, Temper of the Times Communications, Inc. Director, Moneypaper, Inc.
Principal Officers who are not Directors:
J. Mario Medina Age: 55 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147	Treasurer	Indefinite – since 2017	Co-manager of the Fund since July 1, 2017; Editor for JST Online Solutions.	1	None
Leonard Barenboim Age: 60 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147	Chief Compliance Officer	Indefinite – since 2017	CEO and Chief Compliance Officer, Temper of the Times Investor Services, Inc.; Principal and project manager, ELBI Systems LLC; Chief Compliance Officer, Moneypaper Advisor Inc.	1	None

Lee Reiner Nelson 1 Age: 59 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147	Secretary	Indefinite – since 2019	President and CEO, EMA, LLC	1	Director, Moneypaper Publications LLC; Temper of the Times Investor Service, Inc.; Moneypaper Advisor, Inc.; Temper of the Times Foundation.

(1)Lee Reiner Nelson is Vita Nelson’s son.

(2)Vita Nelson is President of the Fund and a Director of the Fund’s Advisor, The Moneypaper Advisor, Inc. and therefore, is an “Interested Director” of the Fund.

Annual Report | 21

THE MP63 FUND, INC.

ADDITIONAL INFORMATION

FEBRUARY 28, 2022 (UNAUDITED)

INFORMATION REGARDING PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-676-3386 and (2) from Fund’s documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

INFORMATION REGARDING PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Fund’s first and third fiscal quarters end on May 31 and November 30. The Fund’s Form N-PORT’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-676-3386.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended February 28, 2022, the Advisor to the Fund reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Advisor concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented. The Board then approved the liquidity risk report the Advisor provided.

Annual Report | 22

Investment Adviser

Moneypaper Advisor, Inc.

Distributor

Arbor Court Capital, LLC

 Administrator, Transfer Agent, &

Shareholder Servicing Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, N.A.

Legal Counsel

Bernstein Shur Sawyer & Nelson

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of MP63 Fund, Inc. shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  A copy of registrant’s code of ethics will be provided to any person who requests it, without charge.  To receive a copy of the registrant's code of ethics, write to the Fund at MP63 Fund, Inc., 8000 Town Centre Drive Suite 400, Broadview Heights, OH  44147.  A copy will be sent to you within three (3) business days of receipt of your request.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

3)

Compliance with applicable governmental laws, rules, and regulations;

4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

5)

Accountability for adherence to the code.

(c)

Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by this report, the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the registrant does not have an audit committee financial expert. The audit committee members and the full Board determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,000 and $14,000 with respect to the registrant’s fiscal years ended February 28, 2022 and February 28, 2021, respectively.

(b)

Audit-Related Fees.  No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)

Tax Fees.  The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,500 and $3,500 with respect to the registrant’s fiscal years ended February 28, 2022 and February 28, 2021, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)

All Other Fees.  No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)

The Audit Committee of The MP63 Fund, Inc. (the "Fund") is charged with the responsibility to monitor the independence of the Fund's independent accountants.  As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

>   a review of the nature of the professional services expected to be provided,

>   review of the safeguards put into place by the accounting firm to safeguard independence, and

>   periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES PROVIDED TO THE FUNDS

On an annual basis, the scope of audits for the Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund's independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.  Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor's independence.  The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chairman pursuant to authority delegated in this Policy.

The categories of services enumerated under "Audit Services", "Audit-related Services", and "Tax Services" are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chairman) would expect upon the presentation of specific proposals to pre-approve.  The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chairman) would consider for pre-approval.

AUDIT SERVICES

The following categories of audit services are considered to be consistent with the role of the Fund's independent accountants:

>   Annual Fund financial statement audits

>   SEC and regulatory filings and consents

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants:

>   Accounting consultations

>   Agreed upon procedure reports

>   Attestation reports

>   Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chairman (or any other Committee member on whom this responsibility has been delegated).

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Fund's independent accountants:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; an

Sales and use tax compliance

Timely RIC qualification reviews

Tax distribution analysis and planning

Accounting methods studies

Tax consulting services and related projects

The Fund’s independent accountants do not perform individual tax services for management individuals of the Fund.  Other permitted services are subject to an Audit Committee pre-approval process.

OTHER NON-AUDIT SERVICES

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy.  Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

PROSCRIBED SERVICES

The Fund's independent accountants will NOT render services in the following categories of non-audit services:

>   Bookkeeping or other services related to the accounting records or financial statements of the Fund

>   Financial information systems design and implementation

>   Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

>   Actuarial services

>   Internal audit outsourcing services

>   Management functions or human resources

>   Broker or dealer, investment adviser, or investment banking services

>   Legal services and expert services unrelated to the audit

>   Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO THE MONEYPAPER ADVISORS, INC. AND THE MONEYPAPER ADVISORS, INC. AFFILIATES

Certain non-audit services provided to The Moneypaper Advisors, Inc. or any entity controlling, controlled by or under common control with The Moneypaper Advisors, Inc. that provides ongoing services to the Fund (The Moneypaper Advisors, Inc. Affiliates) will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Fund. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chairman (or any other Committee member on whom this responsibility has been delegated.  Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to The Moneypaper Advisors, Inc. Affiliates, the Committee will receive an annual report from the Fund's independent accounting firm showing the aggregate fees for all services provided to The Moneypaper Advisors, Inc. and The Moneypaper Advisors, Inc. Affiliates.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

With respect to the fiscal years ended February 28, 2022 and February 28, 2021, aggregate non-audit fees of $2,500 and $3,500, respectively, were billed by the registrant’s accountant for services rendered to the registrant.  With respect to the fiscal years ended February 28, 2022 and February 28, 2021, the registrant’s accountant did not render any services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Not applicable.

Item 5.

Audit Committee of Listed Companies.

Not Applicable.

Item 6.

Schedule of Investments.

(a)

Not applicable.  [schedule filed with Item 1]

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.

Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders.

The registrant does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees.

Item 11.

Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable.

Item 13.

Exhibits.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date:  May 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date:  May 4, 2022

By /s/Mario Medina

*Mario Medina

Treasurer

(principal financial officer)

Date:  May 4, 2022

* Print the name and title of each signing officer under his or her signature.